Basic and diluted net income per share (Narrative) (Details) - shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional Information
Dilutive effect of convertible bonds	[1]	18,202,301	72,267,200	0
Convertible Bonds [Member]
Additional Information
Dilutive effect of convertible bonds		18,202,301	72,267,200

[1]	The weighted average number of common shares outstanding which could potentially dilute basic earnings per share in the future related to the 2019 Convertible Senior Notes was 72,267,200 and 18,202,301 for the years ended December 31, 2016 and 2017 respectively. The 2019 Convertible Senior Notes were included in the computation of diluted earnings per share in 2017 and 2016 because the inclusion of such instrument would be dilutive, while it was excluded in 2015 because the inclusion of such instrument would be anti-dilutive.